Note 17 - Financial Instruments	12 Months Ended
Nov. 30, 2013
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
17.	Financial instruments

(a)	Fair values

The Company follows ASC topic 820, “Fair Value Measurements” which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of ASC 820 apply to other accounting pronouncements that require or permit fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date; and establishes a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

Inputs refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. To increase consistency and comparability in fair value measurements and related disclosures, the fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of the hierarchy are defined as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for substantially the full term of the financial instrument.

Level 3 inputs are unobservable inputs for asset or liabilities. There were no transfers in or out of Level 3 instruments during the year ended November 30, 2013.

The categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents for each of the fair value hierarchies, the assets and liabilities that are measured at fair value on a recurring basis as of November 30, 2013 and November 30, 2012:

			November 30, 2013
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Cash and cash equivalents	760,586	760,586	-	-
(b) Convertible debt1	728,950	-	-	728,950
(c) Warrant liabilities2	5,438,022	-	-	5,438,022
	6,927,558	760,586	-	6,166,972

			November 30, 2012
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Cash and cash equivalents	497,016	497,016	-	-
(b) Warrant liabilities2	1,960,893	-	-	1,960,893
	2,457,909	497,016	-	1,960,893

(1)  Conversion options are included in the convertible debenture on the consolidated balance sheet.

(2)   Warrant liabilities are included on the consolidated balance sheet.

The key unobservable inputs related to valuing the conversion option and warrant liabilities are as follows:

Quantitative information about Level 3 Fair Value Measurements
	Fair value at November 30, 2013	Valuation Techniques	Unobservable Input	Range
	$
Conversion option	728,950	Black-Scholes	Discount rate		0.12%
			Volatility		64.6%

Warrant liabilities	5,422,560	Black-Scholes	Discount rate	0.12%	-	0.64%
			comparable annualized volatility(i)	54%	-	87%

(i)	The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than four years.

(ii)	The Company calculates the interest rate for the conversion option based on the Company’s estimated cost of raising capital.

An increase/decrease in the volatility and/or an decrease/increase in the discount rate would result in an increase/decrease in the fair value of the conversion option and warrant liabilities.

The change in fair value of the conversion option and the warrant liabilities has been recorded as a fair value adjustment of derivative liabilities in the consolidated statements of operations and comprehensive loss.

Reconciliation of Level 3 fair value measurements:

		November 30, 2013
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	-	1,960,893	1,960,893
Total gains or losses:
- in net loss(a)	533,149	3,356,534	3,889,683
- translation adjustment	(24,299)	(449,224)	(473,523)
Additions	220,100	735,908	956,008
Exercise	-	(166,089)	(166,089)
Closing balance	728,950	5,438,022	6,166,972

		November 30, 2012
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	-	6,611,015	6,611,015
Total gains or losses:			-
- in net loss(a)	-	(3,841,233)	(3,841,233)
- translation adjustment		(20,026)	(20,026)
Additions	-	-	-
Exercise	-	(788,863)	(788,863)
Closing balance	-	1,960,893	1,960,893

(a)
The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.

Fair value of financial assets and financial liabilities that are not measured at fair value on a recurring basis are as follows:

	November 30, 2013		November 30, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
	$	$	$	$
Financial Liabilities
Due to related parties(iii)	759,564	515,130	783,717	531,510
Convertible debt(iii)	1,376,456	1,290,683	-	-

(iii)
The Company calculates the interest rate for the convertible debt and due to related parties based on the Company’s estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the convertible debt and the amounts due to related parties.

The carrying values accounts receivable, and accounts payable, employee cost payable and capital lease obligations and approximates their fair values because of the short-term nature of these instruments.

(b)	Interest rate and credit risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in interest rates. The Company does not believe that the results of operations or cash flows would be affected to any significant degree by a sudden change in market interest rates, relative to interest rates on cash and cash equivalents, due to related parties and capital lease obligations due to the short-term nature of these balances.

Trade accounts receivable potentially subjects the Company to credit risk. The Company provides an allowance for doubtful accounts equal to the estimated losses expected to be incurred in the collection of accounts receivable.

The following table sets forth details of the cash and cash equivalents:

	November 30, 2013	November 30, 2012
	$	$

Cash	760,586	447,016
Bankers acceptance (30 days maturity, interest 0.10%)	-	50,000
Total cash and cash equivalents	760,586	497,016

The following table sets forth details of the aged accounts receivable that are not overdue as well as an analysis of overdue amounts and the related allowance for doubtful accounts:

	November 30, 2013	November 30, 2012
	$	$

Total accounts receivable	1,475,745	2,778
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	1,475,745	2,778

Not past due	1,473,097	2,778
Past due for more than 31 days but no more than 60 days	2,648	-
Total accounts receivable, net	1,475,745	2,778

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of uncollateralized accounts receivable. The Company’s maximum exposure to credit risk is equal to the potential amount of financial assets. For the year ended November 30, 2013, Par accounted for substantially all the revenue and all the accounts receivable of the Company. For the year ended November 30, 2012, Par accounted for all the revenue and all the accounts receivable of the Company. For the year ended November 30, 2011, Par accounted for substantially all the revenue and all the accounts receivable of the Company.

The Company is also exposed to credit risk at period end from the carrying value of its cash. The Company manages this risk by maintaining bank accounts with a Canadian Chartered Bank. The Company’s cash is not subject to any external restrictions.

(c)	Foreign exchange risk

The Company has balances in Canadian dollars that give rise to exposure to foreign exchange (“FX”) risk relating to the impact of translating certain non-U.S. dollar balance sheet accounts as these statements are presented in U.S. dollars. A strengthening U.S. dollar will lead to a FX loss while a weakening U.S. dollar will lead to a FX gain. For each Canadian dollar balance of $1.0 million, a +/- 10% movement in the Canadian currency held by the Company versus the US dollar would affect the Company’s loss and other comprehensive loss by $0.1 million.

Balances denominated in foreign currencies that are considered financial instruments are as follows:

	November 30, 2013		November 30, 2012
	Canadian	U.S	Canadian	U.S
FX rates used to translate to U.S.	1.0620		0.9936
	$	$	$	$

Assets
Cash	461,002	434,089	247,397	248,991
	461,002	434,089	247,397	248,991
Liabilities
Accounts payable	484,299	456,025	284,727	286,561
Employee cost payable	182,970	172,288	189,383	190,603
Capital lease	45,947	43,265	51,194	51,524
Due to related party	806,657	759,564	778,701	783,716
	1,519,873	1,431,142	1,304,005	1,312,404
Net exposure	(1,058,871)	(997,053)	(1,056,608)	(1,063,413)

(d)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty raising liquid funds to meet commitments as they fall due. In meeting its liquidity requirements, the Company closely monitors its forecasted cash requirements with expected cash drawdown.

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as at November 30, 2013:

					November 30, 2013
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	810,381	-	-	-	-	810,381
Capital lease	13,189	13,676	14,198	2,201	-	43,264
Related parties
Employee costs payable (Note 7)	508,616	-	-	-	-	508,616
Due to related parties (Note 6)	759,564	-	-	-	-	759,564
Convertible debenture (Note 6)	44,353	44,353	45,339	44,846	1,515,770	1,694,661
	2,136,103	58,029	59,537	47,047	1,515,770	3,816,486